UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Retirement Blend 2070 Fund

Investor Class (TRPQX)

This annual shareholder report contains important information about Retirement Blend 2070 Fund (the "fund") for the period of June 18, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2070 Fund - Investor Class	$48	0.45%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2065+ Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
6/18/25	10,000	10,000	10,000
8/31/2025	10,700	10,846	10,695
11/30/2025	11,290	11,492	11,246
2/28/2026	12,029	11,612	11,900
2026	12,689	12,777	12,667

202501-4140694, 202606-5570042

F2338-052 7/26

Average Annual Total Returns

Table Summary
Since Inception 6/18/25
Retirement Blend 2070 Fund (Investor Class)	26.89%
Russell 3000 Index (Regulatory Benchmark)	27.77
S&P Target Date 2065+ Index (Strategy Benchmark)	26.67

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,439
  Number of Portfolio Holdings21
  Investment Advisory Fees Paid (000s)$12
  Portfolio Turnover Rate45.9%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Equity Funds	69.4%
International Equity Funds	28.5
Domestic Bond Funds	1.5
International Bond Funds	0.3
Short-Term and Other	0.3

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Equity Index 500 Fund	28.9%
T. Rowe Price International Equity Index Fund	13.9
T. Rowe Price Growth Stock Fund	11.8
T. Rowe Price Value Fund	11.3
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price International Value Equity Fund	4.9
T. Rowe Price International Stock Fund	3.4
T. Rowe Price Emerging Markets Discovery Stock Fund	3.2
T. Rowe Price Emerging Markets Stock Fund	3.1
T. Rowe Price Mid-Cap Index Fund	3.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Retirement Blend 2070 Fund

Investor Class (TRPQX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Retirement Blend 2070 Fund

I Class (TRYQX)

This annual shareholder report contains important information about Retirement Blend 2070 Fund (the "fund") for the period of June 18, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2070 Fund - I Class	$28	0.26%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2065+ Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
6/18/25	500,000	500,000	500,000
8/31/2025	535,500	542,278	534,742
11/30/2025	565,000	574,590	562,308
2/28/2026	602,148	580,611	595,001
2026	635,713	638,838	633,374

202501-4140694, 202606-5570042

F2339-052 7/26

Average Annual Total Returns

Table Summary
Since Inception 6/18/25
Retirement Blend 2070 Fund (I Class)	27.14%
Russell 3000 Index (Regulatory Benchmark)	27.77
S&P Target Date 2065+ Index (Strategy Benchmark)	26.67

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,439
  Number of Portfolio Holdings21
  Investment Advisory Fees Paid (000s)$12
  Portfolio Turnover Rate45.9%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Equity Funds	69.4%
International Equity Funds	28.5
Domestic Bond Funds	1.5
International Bond Funds	0.3
Short-Term and Other	0.3

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Equity Index 500 Fund	28.9%
T. Rowe Price International Equity Index Fund	13.9
T. Rowe Price Growth Stock Fund	11.8
T. Rowe Price Value Fund	11.3
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price International Value Equity Fund	4.9
T. Rowe Price International Stock Fund	3.4
T. Rowe Price Emerging Markets Discovery Stock Fund	3.2
T. Rowe Price Emerging Markets Stock Fund	3.1
T. Rowe Price Mid-Cap Index Fund	3.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Retirement Blend 2070 Fund

I Class (TRYQX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$17,391	$-
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRPQX Retirement Blend 2070
Fund
TRYQX Retirement Blend 2070
Fund–
.
I Class

T. ROWE PRICE Retirement Blend 2070 Fund
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
6/18/25
(1)
Through
5/31/26
NET ASSET VALUE
Beginning of period $ 10 .00
Investment activities
Net investment income
(2)(3)
0 .16
Net realized and unrealized gain/loss 2 .51
Total from investment activities 2 .67
Distributions
Net investment income ( 0 .18 )
NET ASSET VALUE
End of period $ 12 .49
Ratios/Supplemental Data
Total return
(3)(4)(5)
26 .89%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0 .45%
(6)
Net expenses after payments by Price Associates
(5)
0 .45%
(6)
Net investment income
(5)
1 .51%
(6)
Portfolio turnover rate
(5)
45 .9%
Net assets, end of period (in thousands) $1,616
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Retirement Blend 2070 Fund
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6/18/25
(1)
Through
5/31/26
NET ASSET VALUE
Beginning of period $ 10 .00
Investment activities
Net investment income
(2)(3)
0 .06
Net realized and unrealized gain/loss 2 .63
Total from investment activities 2 .69
Distributions
Net investment income ( 0 .19 )
NET ASSET VALUE
End of period $ 12 .50
Ratios/Supplemental Data
Total return
(3)(4)(5)
27 .14%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0 .26%
(6)
Net expenses after payments by Price Associates
(5)
0 .26%
(6)
Net investment income
(5)
0 .51%
(6)
Portfolio turnover rate
(5)
45 .9%
Net assets, end of period (in thousands) $14,823
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Retirement Blend 2070 Fund
May 31, 2026

Portfolio of Investments
(1)
(1)
$ Value
6/18/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
5/31/26
(Cost and value in $000s)
BOND FUNDS 1 .8%
T. Rowe Price Funds:
U.S. Limited Duration TIPS Index
Fund  — 113 3 11,873 110
QM U.S. Bond Index Fund  — 124 43 8,419 81
U.S. Treasury Long-Term Index
Fund  — 78 27 7,064 50
International Bond Fund (USD
Hedged)  — 43 9 3,930 33
Dynamic Global Bond Fund  — 25 5 2,698 21
Total Bond Funds (Cost $ 296 ) 295
EQUITY FUNDS 97 .9%
T. Rowe Price Funds:
Equity Index 500 Fund  — 4,931 563 24,126 4,753
International Equity Index Fund  — 2,487 310 104,704 2,290
Growth Stock Fund  — 2,000 209 16,445 1,940
Value Fund  — 1,979 200 34,722 1,864
Real Assets Fund  — 1,058 134 48,079 968
International Value Equity Fund  — 901 142 30,725 810
International Stock Fund  — 602 77 24,230 553
Emerging Markets Discovery Stock
Fund  — 511 53 23,105 525
Emerging Markets Stock Fund  — 485 48 9,017 510
Mid-Cap Index Fund  — 510 54 20,117 487
Small-Cap Index Fund  — 466 48 22,660 462
Mid-Cap Value Fund  — 254 26 6,582 244
New Horizons Fund (2) — 246 25 3,860 238
Mid-Cap Growth Fund  — 257 28 2,307 233
Small-Cap Value Fund  — 232 25 3,717 223
Total Equity Funds (Cost $ 14,977 ) 16,100

T. ROWE PRICE Retirement Blend 2070 Fund

$ Value
6/18/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
5/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0 .2%
Money Market Funds  0.2%
T. Rowe Price U.S. Treasury
Money Fund, 3.70% (3) — 129 97 31,863 32
Total Short-Term Investments (Cost $ 32 ) 32
Total Investments in Securities
99.9% of Net Assets (Cost $15,305) $ 16,427
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2070 Fund

The accompanying notes are an integral part of these financial statements .
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended May 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ — $ 1 $ —
Emerging Markets Discovery Stock Fund  — 67 3
Emerging Markets Stock Fund  1 73 1
Equity Index 500 Fund  9 385 11
Growth Stock Fund  9 149 —
International Bond Fund (USD Hedged)  — (1) —
International Equity Index Fund  (3) 113 9
International Stock Fund  2 28 2
International Value Equity Fund  (2) 51 3
Mid-Cap Growth Fund  1 4 —
Mid-Cap Index Fund  3 31 1
Mid-Cap Value Fund  1 16 1
New Horizons Fund  2 17 —
QM U.S. Bond Index Fund  — — 1
Real Assets Fund  (2) 44 5
Small-Cap Index Fund  1 44 1
Small-Cap Value Fund  2 16 —
U.S. Limited Duration TIPS Index Fund  — — —
U.S. Treasury Long-Term Index Fund  (1) (1) 1
Value Fund  6 85 3
U.S. Treasury Money Fund, 3.70% — — 1
Totals $ 29 # $ 1,122 $ 43 +
# Capital gain distributions from underlying Price funds represented $52 of the net realized gain
(loss).
+
Investment income comprised
$43
of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2070 Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $15,305) $ 16,427
Receivable for shares sold 44
Due from affiliates 10
Total assets 16,481
Liabilities
Payable for investment securities purchased 34
Payable for shares redeemed 5
Investment management and administrative fees payable 3
Total liabilities 42
NET ASSETS $ 16,439
Net Assets Consist of:
Total distributable earnings (loss) $ 1,137
Paid-in capital applicable to 1,315,113 shares of $0.0001 par value capital stock outstanding; 30,000,000,000 shares of
the Corporation authorized 15,302
NET ASSETS $ 16,439
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,616; Shares outstanding: 129,412) $ 12.49
I Class
(Net assets: $14,823; Shares outstanding: 1,185,701) $ 12.50

T. ROWE PRICE Retirement Blend 2070 Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6/18/25
Through
5/31/26
Investment Income (Loss)
Income distributions from underlying Price Funds $ 43
Investment management and administrative expense 12
Net investment income 31
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds (23)
Capital gain distributions from underlying Price Funds 52
Net realized gain 29
Change in net unrealized gain / loss on underlying Price Funds 1,122
Net realized and unrealized gain / loss 1,151
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,182

T. ROWE PRICE Retirement Blend 2070 Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6/18/25
Through
5/31/26
Increase (Decrease) in Net Assets
Operations
Net investment income $ 31
Net realized gain 29
Change in net unrealized gain / loss 1,122
Increase in net assets from operations 1,182
Distributions to shareholders
Net earnings
Investor Class (15)
I Class (17)
Decrease in net assets from distributions (32)
Capital share transactions
*
Shares sold
Investor Class 1,894
I Class 15,878
Distributions reinvested
Investor Class 10
I Class 15
Shares redeemed
Investor Class (498)
I Class (2,010)
Increase in net assets from capital share transactions 15,289
Net Assets
Increase during period 16,439
Beginning of period –
End of period $ 16,439
*Share information (000s)
Shares sold
Investor Class 171
I Class 1,357
Distributions reinvested
Investor Class 1
I Class 1
Shares redeemed
Investor Class (43)
I Class (172)
Increase in shares outstanding 1,315

T. ROWE PRICE Retirement Blend 2070 Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement
Blend 2070 Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund incepted on June 18, 2025. The fund invests in a portfolio of other T. Rowe
Price stock and bond funds (underlying Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has two classes of shares: the Retirement Blend 2070 Fund
(Investor Class) and Retirement Blend 2070 Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price
Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Dividends received from underlying Price Fund investments are reflected as income; capital gain distributions are reflected as

T. ROWE PRICE Retirement Blend 2070 Fund

realized gain/loss. Income and capital gain distributions from the underlying
Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Retirement Blend 2070 Fund

The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On May 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE Retirement Blend 2070 Fund

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, aggregated $17,431,000 and $2,103,000, respectively for the period ended May 31, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the period presented was as follows:
($000s)
May 31,
2026
Ordinary income (including short-term capital gains, if any) $ 32

T. ROWE PRICE Retirement Blend 2070 Fund

At May 31, 2026, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2026, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Certain officers and directors of the fund are also officers and directors of Price
Associates and its subsidiaries and the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an annual all-inclusive fee that is based on
($000s)
Cost of investments $ 15,336
Unrealized appreciation $ 1,123
Unrealized depreciation (32)
Net unrealized appreciation (depreciation) $ 1,091
($000s)
Undistributed ordinary income $ 5
Undistributed long-term capital gain 41
Net unrealized appreciation (depreciation) 1,091
Total distributable earnings (loss) $ 1,137

T. ROWE PRICE Retirement Blend 2070 Fund

a predetermined fee schedule that ranges from 0.44% to 0.34% for the
Investor Class and 0.26% to 0.19% for the I Class, generally declining as the fund reduces its overall stock exposure along its investment glide path. The annual all-inclusive fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and
acquired fund fees and expenses. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses. At May 31, 2026, the effective annual all-inclusive fee rate was
0.45% for the Investor Class and 0.26% for the I Class.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At
May 31, 2026, the fund held less than 25% of the outstanding shares of any underlying Price Fund.

T. ROWE PRICE Retirement Blend 2070 Fund

As of May 31, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 30,000 shares of the Investor Class, representing 23% of the Investor Class's net assets, and 10,000 shares of the I Class, representing less than 1% of the I Class's net assets.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global

T. ROWE PRICE Retirement Blend 2070 Fund

markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Retirement Blend 2070 Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Retirement Funds, Inc. and
Shareholders of T. Rowe Price Retirement Blend 2070 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Retirement Blend 2070 Fund
(one of the funds constituting T. Rowe Price Retirement Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 18, 2025 (inception) through May 31,
2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations, changes in its net assets, and the financial highlights for the period June 18, 2025 (inception)
through May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Retirement Blend 2070 Fund

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the transfer agent. We believe that our audit provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Retirement Blend 2070 Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $10,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $21,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $9,000 of the fund's income qualifies for the dividends-
received deduction.
The fund will pass through foreign source income of $12,000 and foreign taxes paid of $1,000.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT)
dividends, $1,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

T. ROWE PRICE Retirement Blend 2070 Fund

Approvals of Investment Management Agreements
Each year, Board of Directors (Board) of the T. Rowe Price Retirement Blend
Funds considers the continuation of the investment management agreement
(Advisory Contract) between each T. Rowe Price Retirement Blend Fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the funds’ Advisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contracts.

T. ROWE PRICE Retirement Blend 2070 Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared each fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed each fund’s relative performance information as of September 30, 2025, which ranked the returns of each fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding each fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact each fund’s performance, length of each fund’s performance track record, and how closely each fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to each fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing each fund in particular (except for the Retirement Blend 2005 Fund, Retirement Blend 2010 Fund, Retirement
Blend 2015 Fund, Retirement Blend 2060 Fund, Retirement Blend 2065 Fund, and
Retirement Blend 2070 Fund), and the Board concluded that the Adviser’s profits
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement Blend 2070 Fund

were reasonable in light of the services provided to the fund. While the Board did not review information regarding profits realized from managing the Retirement
Blend 2005 Fund, Retirement Blend 2010 Fund, Retirement Blend 2015 Fund,
Retirement Blend 2060 Fund, Retirement Blend 2065 Fund, and Retirement Blend
2070 Fund in particular because the funds had either not achieved sufficient portfolio asset size or the Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the
Adviser’s profits were reasonable in light of the services provided to the T. Rowe
Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contracts or otherwise from any economies of scale potentially realized by the Adviser. Under each fund’s Advisory Contract, the fund pays the
Adviser an all-inclusive fee, which is based on the fund’s average daily net assets.
The all-inclusive fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and any acquired fund fees and expenses. In accordance with a predetermined contractual fee schedule, the all-inclusive fee rate for the
T. Rowe Price Retirement Blend Funds generally starts to decline around the time a fund begins reducing its overall stock exposure and then continues to decline over time as a fund nears and then passes its predetermined target date. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the investors in these funds and historically has sought to set the all-inclusive fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. The all-inclusive fee structure also provides greater flexibility to make investment changes, including underlying fund changes, while maintaining a certain expense ratio for investors.
In addition, the Board noted that the funds share in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the all-inclusive fee structure for the funds provides for a reasonable sharing of benefits from potential economies of scale with the funds and their investors.
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement Blend 2070 Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. The Board reviewed and considered information regarding each fund’s actual total expense ratio, noting that the fund pays an all-inclusive fee. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of each fund’s Investor Class and I Class with a group of competitor funds selected by Broadridge (Expense Group); and
(ii) actual management fees and total expenses of each fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered each fund’s contractual management fee rate, actual management fee rate, and total expenses (each of which generally reflect the fund’s all-inclusive fee rate) in comparison with the information for the
Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and generally ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. However, there were certain funds that did not have a sufficient number of funds in their peer group to rank in quintiles. The information provided to the Board indicated that the contractual management fee, actual management fee rate, and total expenses for each fund’s Investor Class ranked as follows:
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement Blend 2070 Fund

Fund Contractual
Management Fee
Actual Management
Fee
Total Expenses
Retirement Blend
2005 Fund
Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and first
quintile (Expense
Universe)
Second out of four
funds (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2010 Fund
Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and first
quintile (Expense
Universe)
Second out of four
funds (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2015 Fund
Third out of four funds
(Expense Group)
Third out of four funds
(Expense Group)
and second quintile
(Expense Universe)
Second quintile
(Expense Group) and
first quintile (Expense
Universe)
Retirement Blend
2020 Fund
Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and first
quintile (Expense
Universe)
Second quintile
(Expense Group) and
first quintile (Expense
Universe)
Retirement Blend
2025 Fund
Third out of four funds
(Expense Group)
Third out of four funds
(Expense Group) and
first quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2030 Fund
Third out of four funds
(Expense Group)
Third out of four funds
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2035 Fund
Fourth quintile
(Expense Group)
Fourth quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2040 Fund
Third out of four funds
(Expense Group)
Third out of four funds
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2045 Fund
Fourth quintile
(Expense Group)
Fourth quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement Blend 2070 Fund

The information provided to the Board indicated that the contractual management fee, actual management fee rate, and total expenses for each fund’s I Class ranked as follows:
Fund Contractual
Management Fee
Actual Management
Fee
Total Expenses
Retirement Blend
2050 Fund
Third out of four funds
(Expense Group)
Third out of four funds
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Retirement Blend
2055 Fund
Fourth quintile
(Expense Group)
Fourth quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Retirement Blend
2060 Fund
Fourth quintile
(Expense Group)
Fourth quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Retirement Blend
2065 Fund
Third out of four funds
(Expense Group)
Third out of four funds
(Expense Group)
and second quintile
(Expense Universe)
Second quintile
(Expense Group) and
first quintile (Expense
Universe)
Retirement Blend
2070 Fund
Third out of four funds
(Expense Group)
Third out of four funds
(Expense Group)
and second quintile
(Expense Universe)
Second quintile
(Expense Group) and
first quintile (Expense
Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement Blend 2070 Fund

Fund Contractual
Management Fee
Actual Management
Fee
Total Expenses
Retirement Blend
2005 Fund
Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and first
quintile (Expense
Universe)
Second out of four
funds (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2010 Fund
Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and first
quintile (Expense
Universe)
First out of four funds
(Expense Group) and
first quintile (Expense
Universe)
Retirement Blend
2015 Fund
Third out of four funds
(Expense Group)
Third out of four funds
(Expense Group)
and second quintile
(Expense Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2020 Fund
Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and first
quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2025 Fund
Third out of four funds
(Expense Group)
Third out of four funds
(Expense Group) and
first quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2030 Fund
Third out of four funds
(Expense Group)
Third out of four funds
(Expense Group)
and second quintile
(Expense Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2035 Fund
Fourth quintile
(Expense Group)
Fourth quintile
(Expense Group)
and second quintile
(Expense Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2040 Fund
Third out of four funds
(Expense Group)
Third out of four funds
(Expense Group)
and second quintile
(Expense Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2045 Fund
Fourth quintile
(Expense Group)
Fourth quintile
(Expense Group)
and second quintile
(Expense Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement Blend 2070 Fund

The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in
Fund Contractual
Management Fee
Actual Management
Fee
Total Expenses
Retirement Blend
2050 Fund
Third out of four funds
(Expense Group)
Third out of four funds
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2055 Fund
Fourth quintile
(Expense Group)
Fourth quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2060 Fund
Fourth quintile
(Expense Group)
Fourth quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2065 Fund
Third out of four funds
(Expense Group)
Third out of four funds
(Expense Group)
and second quintile
(Expense Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Retirement Blend
2070 Fund
Third out of four funds
(Expense Group)
Third out of four funds
(Expense Group)
and second quintile
(Expense Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Retirement Blend 2070 Fund

applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contracts
As noted, the Board approved the continuation of each Retirement Blend
Fund’s Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contracts (including the fees to be charged for services thereunder).
Approvals of Investment Management Agreements
(CONTINUED)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F2338-050 7/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026